YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report on the Dreyfus Florida Intermediate Municipal Bond Fund for the 12-month period ended December 31, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 4.98%*, and a tax-free distribution rate per share of 4.38%.**

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998, moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world, including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET ENVIRONMENT

In calendar year 1998, municipal prices moved upward on a nearly uninterrupted track from month to month. The environment for fixed-income securities was constructive generally, and that was reflected in municipal prices. The positive atmosphere was largely attributable to continued low inflation and low interest rates contained within a strong U.S. economy. Other factors at work included the emphatic movement toward lower rates created by the flight-to-quality buying of U.S. Treasury securities which began with the unfolding global currency and economic crises. Municipal interest rates trended downward along with Treasuries' , although not to the same extent. During the year, buyers of municipals were given comfort from a credit standpoint by the continued strength of the U.S. economy, whose fiscal benefits extended to the treasuries of states, cities, and beyond. A good measure of the willingness of investors to buy municipals, and the ease with which municipalities felt new debt could be sold even in a lower interest rate environment, can be seen in the near record-breaking volume of new bonds issued during the year. A total of $284 billion in bonds was issued in 1998, just $8 billion less than in the record-breaking year of 1993. The issuance of new bonds is not usually evenly dispersed across the country, and in 1998 it was often difficult to locate desirable paper to purchase in several states. That sizeable new issue calendar, combined with global events and the effects of a dramatic stock market, occasionally made for volatile trading sessions. As Treasury prices escalated in the face of global turmoil, municipal yields vis-a-vis Treasury yields became increasingly attractive. Historically, when long-term municipals yielded 80% to 85% of the yields available on Treasuries with comparable maturities, they were considered to be good values. For much of 1998, the ratio hovered near 100%, and even today is at 95%. The environment for municipal bonds still appears to be positive: the dollar value of new issues in 1999 will likely be less than in 1998, while the continued favorable comparison of municipal yields vis-a-vis Treasury yields, combined with the built-in tax advantages of municipal bonds,
should    continue    to    command    buyers'    attention.

PORTFOLIO OVERVIEW

  In 1998, the Dreyfus Florida Intermediate Municipal Bond Fund took a more aggressive investment approach with the portfolio. The Fund focused on extending its average maturity to approximately eight years to obtain additional yield, yet maintain neutral duration relative to its Lehman Brothers Index benchmark. It was an appropriate approach given the unclear direction of the municipal bond market, which see-sawed between periods of declines and periods of price appreciation. An additional tactic which we employed to manage market volatility focused on identifying relative value within the secondary market. For example, from time to time we bought discount bonds with slightly longer maturities to balance the higher income-producing premium bonds already held in the portfolio. This proved to be difficult to accomplish when there was a limited availability in the marketplace of longer-maturity, liquid, discount bonds with good structural characteristics. On the occasions when desirable bonds were found, the portfolio sold current coupon bonds with short call features at a profit to
provide    funds    for    reinvestment.

  Going   forward,  we  will  continue  to  manage  the  portfolio  utilizing  a constructive approach to obtain value. The Fund is currently well balanced across the intermediate coupon range. It is entirely possible that the market may again see periods of volatility, although currently we are without any concrete signs alluding to the market's direction. Recently, municipal bond yields have fluctuated in a narrow trading range between 5.05% and 5.25%, but we believe the inherent strength of the portfolio will continue to benefit from the demand for Florida securities, which are well sought-after by national funds, as well as other Florida bond funds.

Our primary tasks, which will guide our portfolio management decisions, are to earn a high level of current income to the extent it is consistent with the preservation of capital, while at the same time maintaining the Fund's high credit quality. Included in this report is a series of detailed statements outlining the portfolio' s holdings and financial condition. We hope that you find them informative. Please know that we greatly appreciate your continued confidence in the Fund and The Dreyfus Corporation.

               Very truly yours,

               [Richard J. Moynihan signature]

               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

January 15, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. Income may be subject to state and local income taxes for non-Florida residents

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period, adjusted for any capital gain distributions. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND            DECEMBER 31, 1998
-----------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS FLORIDA
INTERMEDIATE MUNICIPAL BOND FUND AND THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND
                                     INDEX

                                    Dollars

$16,674

Lehman Brothers 10-Year Municipal Bond Index*

$15,431

Dreyfus Florida Intermediate Municipal Bond Fund

*Source: Lehman Brothers

Average Annual Total Returns
-----------------------------------------------------------------------------

                      One Year Ended                   Five Years Ended             From Inception (1/21/92)

                     December 31, 1998                 December 31, 1998              to December 31, 1998
                     ___________________              ___________________            ________________________
                            4.98%                            4.57%                            6.44%
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Dreyfus Florida Intermediate Municipal Bond Fund on 1/21/92 (Inception Date) to a $10,000 investment made in the Lehman Brothers 10-Year Municipal Bond Index on that date. For comparative purposes, the value of the Index on 1/31/92 is used as the beginning value on 1/21/92. All dividends and capital gain distributions are reinvested.

The Fund invests primarily in Florida municipal securities and maintains a portfolio with a weighted-average maturity ranging between 3 and 10 years. The Fund's performance shown in the line graph takes into account fees and expenses. The Lehman Brothers 10-Year Municipal Bond Index is not limited to investments principally in Florida municipal obligations and does not take into account charges, fees and other expenses. The Lehman Brothers 10-Year Municipal Bond Index, unlike the Fund, is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 10-year tax exempt bond market, consisting of municipal bonds with maturities of 9-12 years. These factors, coupled with the potentially longer maturity of the Index, can contribute to the Index potentially outperforming or underperforming the Fund. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                                                                                   Principal

Long-Term Municipal Investments--96.7%                                                              Amount             Value
-------------------------------------------------------                                          ____________      _____________
Florida--92.4%

Alachua County Health Facilities Authority, Health Facilities Revenue:

  Refunding (Santa Fe Health Systems Project)

       6.875%, 11/15/2002 (Prerefunded 11/15/2000) (a) . . . . . . . . . . . . . . . . . .     $    2,385,000    $    2,544,437

   (Shands Teaching Hospital) 5.20%, 12/1/2007 (Insured; MBIA) . . . . . . . . . . . . . .          1,700,000         1,839,349

Bay County, Refunding:

   PCR (International Paper Co. Project) 5.10%, 9/1/2012 . . . . . . . . . . . . . . . . .          2,500,000         2,579,950

   RRR:

       6.10%, 7/1/2002 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .          2,095,000         2,261,573

       6.20%, 7/1/2003 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,371,400

Boynton Beach, Utility Systems Revenue 5.375%, 11/1/2008 (Insured; FGIC) . . . . . . . . .          1,000,000         1,099,040

Brevard County Health Facilities Authority, Revenue, Refunding:

   (Holmes Regional Medical Center Project) 5.30%, 10/1/2007 (Insured; MBIA) . . . . . . .          3,000,000         3,246,180

   (Wuesthoff Memorial Hospital) 6.90%, 4/1/2002 . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,742,275

Brevard County Housing Finance Authority, MFHR, Refunding

   (Windover Oaks) 6.90%, 2/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,278,080

Broward County, Refunding:

   6.125%, 1/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,950,000         2,112,825

   Airport Systems Revenue 5.375%, 10/1/2013 (Insured; MBIA) . . . . . . . . . . . . . . .          8,100,000         8,573,283

Broward County School Board, COP 6.10%, 7/1/2002 (Insured; AMBAC). . . . . . . . . . . . .          2,000,000         2,159,020

Broward County School District, Refunding:

   5.80%, 2/15/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,128,140

   5.30%, 2/15/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,346,600

   6%, 2/15/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,244,860

Celebration Community Development District, Special Assessment

   5.60%, 5/1/2004 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,040,000         5,453,230

Charlotte County, Utility Revenue, Refunding 5.40%, 10/1/2008 (Insured; FGIC). . . . . . .          1,210,000         1,331,121

Collier County, Capital Improvement Revenue, Refunding:

   5.75%, 10/1/2006 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,985,000         2,193,346

   5.85%, 10/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,105,000         2,330,909

Coral Springs, Water and Sewer Revenue, Refunding

   5.50%, 9/1/2003 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,425,000         1,528,569

Dade County:

  Aviation Revenue:

       6%, 10/1/2003 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,177,480

       6.15%, 10/1/2004 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,180,060

       (Miami International Airport):

          5%, 10/1/2005 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,075,000         1,130,180

          Refunding:

             5.75%, 10/1/2005 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,190,260

             5.375%, 10/1/2010 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,071,440

       Refunding 5.80%, 10/1/2010 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . .            510,000           559,123

   Public Facilities Revenue, Refunding

       (Jackson Memorial Hospital) 5.20%, 6/1/2004 (Insured; MBIA) . . . . . . . . . . . .          2,035,000         2,161,658

   (Seaport) 5.90%, 10/1/2002 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . .          2,470,000         2,635,218

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          ____________      _____________

Florida (continued)

Dade County (continued):

  Special Obligation Revenue, Refunding:

       (Solid Waste System) 6%, 10/1/2006 (Insured; AMBAC) . . . . . . . . . . . . . . . .     $    2,565,000    $    2,871,133

       Zero Coupon, 10/1/2010 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . .          6,825,000         3,990,509

       Zero Coupon, 10/1/2015 (Insured; AMBAC, Prerefunded 10/1/2008) (a)  . . . . . . . .          9,605,000         4,294,299

       Zero Coupon, 10/1/2021 (Insured; AMBAC, Prerefunded 10/1/2008) (a)  . . . . . . . .         14,465,000         4,373,927

       Zero Coupon, 10/1/2025 (Insured; AMBAC, Prerefunded 10/1/2008) (a)  . . . . . . . .          9,805,000         2,299,959

       Zero Coupon, 10/1/2030 (Insured; AMBAC, Prerefunded 10/1/2008) (a)  . . . . . . . .         14,755,000         2,493,152

       Zero Coupon, 10/1/2032 (Insured; AMBAC, Prerefunded 10/1/2008) (a)  . . . . . . . .          6,000,000           891,180

   Water and Sewer Systems Revenue 6.25%, 10/1/2011 (Insured; FGIC)  . . . . . . . . . . .          2,115,000         2,495,362

Dade County Housing Finance Authority, MFMR

   (Golden Lakes Apartments Project) 6%, 11/1/2032 . . . . . . . . . . . . . . . . . . . .          1,000,000         1,054,520

Daytona Beach, Water and Sewer Revenue, Refunding

   5.75%, 11/15/2008 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . .          2,270,000         2,463,699

Deerfield Beach, Water and Sewer Improvement Revenue, Refunding

   6.125%, 10/1/2003 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,180,000         1,300,820

Delray Beach, Water and Sewer Revenue, Refunding

   5.25%, 10/1/2009 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,711,075

Duval County School District, Refunding:

   5.90%, 8/1/2002 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,786,965

   6.25%, 8/1/2005 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,400,000         2,596,992

First Florida Governmental Financing Commission, Revenue:

   6.30%, 7/1/2002 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,085,680

   Refunding 6%, 7/1/2003 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,272,670

Florida, Gas Utility Revenue (Gas Project) 5%, 12/1/2008 (Insured; FSA). . . . . . . . . .          3,000,000         3,209,760

Florida Board of Education, Capital Outlay:

   5.50%, 1/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,400,000         1,527,568

   (Public Education):

       5.50%, 6/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,725,000         6,225,880

       Refunding:

          4.90%, 6/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,255,700

          5%, 6/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,665,300

Florida Department of Transportation (Right of Way) 5.75%, 7/1/2005. . . . . . . . . . . .          2,375,000         2,625,847

Florida Division of Bond Finance Department, General Services Revenues

  (Department of Environmental-Preservation 2000):

       5.25%, 7/1/2009 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .          4,300,000         4,604,096

       5%, 7/1/2010 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,250,700

Florida Municipal Power Agency, Revenue:

  (All-Requirements Power Supply Project)

       5.90%, 10/1/2002 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,078,230

   Refunding (Saint Lucie Project) 5.40%, 10/1/2005 (Insured; FGIC)  . . . . . . . . . . .          3,500,000         3,730,440

Florida Sunshine Skyway, Revenue, Refunding 6.20%, 7/1/2002. . . . . . . . . . . . . . . .          1,315,000         1,404,657

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          ____________      _____________

Florida (continued)

Fort Myers, Improvement Revenue

   (Special Assessment - Geo Area 24) 7.05%, 7/1/2005 (Prerefunded 7/1/2003) (a) . . . . .    $       905,000    $    1,024,931

Greater Orlando Aviation Authority, Orlando Airport Facilities Revenue:

   6.25%, 10/1/2006 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,600,000         5,029,318

   Refunding 6.10%, 10/1/2002 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,169,480

Halifax Hospital Medical Center, HR, Refunding

   5%, 10/1/2010 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,750,000         1,841,665

Hernando County School District, Refunding:

   6.10%, 8/1/2003 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,191,240

   5.50%, 9/1/2004 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,580,000         1,715,864

Hialeah Gardens, IDR, Refunding (Waterford Convalescent)

   7.875%, 12/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            965,000         1,049,370

Hillsborough County, Utility Revenue, Zero Coupon, 8/1/2006 (Insured; MBIA). . . . . . . .          5,000,000         3,659,050

Hillsborough County Hospital Authority, HR, Refunding

   (Tampa General Hospital Project) 6.125%, 10/1/2002 (Insured; FSA) . . . . . . . . . . .          3,350,000         3,628,753

Hillsborough County Port District, Special Revenue, Refunding

   (Tampa Port Authority) 5.75%, 6/1/2013 (Insured; FSA) . . . . . . . . . . . . . . . . .            500,000           540,275

Indian Trace Community Development District, Refunding

   (Water Management-Special Benefit) 5.375%, 5/1/2005 (Insured; MBIA) . . . . . . . . . .          2,265,000         2,447,853

Jacksonville:

  District Water and Sewer Revenue

       5%, 10/1/2020 (Insured; MBIA, Prerefunded 10/1/2008) (a)  . . . . . . . . . . . . .          3,000,000         3,215,010

   Excise Taxes, Revenue, Refunding:

       4.875%, 10/1/2007 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,650,525

       6.50%, 10/1/2008 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,111,210

Jacksonville Beach, Utilities Revenue, Refunding

   5.125%, 10/1/2004 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,589,940

Jacksonville Electric Authority, Revenue, Refunding

   Electric Systems 5.40%, 10/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,250,000         2,384,392

Kissimmee Utility Authority, Electric System Improvement Revenue, Refunding

   5%, 10/1/2003 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,109,080

Lake County, Resource Recovery Industrial Development Revenue, Refunding

   (NRG/Recovery Group) 5.85%, 10/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . .          6,000,000         6,246,780

Lake Worth, Refunding 5.80%, 10/1/2005 (Insured; AMBAC). . . . . . . . . . . . . . . . . .          1,000,000         1,111,740

Lakeland, Electric and Water Revenue, Refunding 5.90%, 10/1/2007 . . . . . . . . . . . . .          2,385,000         2,704,924

Miami, Refunding 5.80%, 12/1/2005 (Insured; FGIC). . . . . . . . . . . . . . . . . . . . .          1,340,000         1,485,028

Miami Beach, Water and Sewer Revenue 5.10%, 9/1/2005 (Insured; FSA). . . . . . . . . . . .          1,500,000         1,604,880

Miami Beach Health Facilities Authority, HR, Refunding

   (Mount Sinai Medical Center Project) 5.70%, 11/15/2003 (Insured; FSA) . . . . . . . . .          1,500,000         1,628,730

Miami-Dade County, School Board COP, Refunding

   5.25%, 8/1/2008 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,701,775

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          ____________      _____________

Florida (continued)

Nassau County, PCR, Refunding (ITT Rayonier, Inc. Project)

   5.90%, 7/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,075,000    $    1,162,129

Ocean Highway and Port Authority, Revenue

   6.25%, 12/1/2002 (LOC; ABN Amro Bank)   . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,772,230

Orange County Health Facilities Authority, HR, Refunding

   (Orlando Regional Healthcare) 5.50%, 11/1/2003 (Insured; MBIA)  . . . . . . . . . . . .          2,000,000         2,147,360

Orlando, Capital Improvement Special Revenue
   5.50%, 10/1/2003 (Prerefunded 10/1/2001) (a)  . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,137,240

Orlando Utilities Commission, Water and Electric Revenue, Refunding:

   5.60%, 10/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,804,200

   5.75%, 10/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,217,600

   5.80%, 10/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,930,000         6,634,899

   5.80%, 10/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,175,000         1,325,153

Osceola County, Revenue:

  Gas Tax Improvement, Refunding:

       5.50%, 4/1/2003 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,365,000         1,459,335

       5.65%, 4/1/2004 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,445,000         1,565,340

   Transportation (Osceola Parkway Project)

       5.90%, 4/1/2007 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,300,000         1,406,483

Osceola County Industrial Development Authority, Revenue

   (Community Provider Pooled Loan Program) 8%, 7/1/2004 . . . . . . . . . . . . . . . . .          3,460,000         3,757,422

Palm Beach County, Revenue:

   Criminal Justice Facilities, Refunding 5.375%, 6/1/2010 (Insured; FGIC) . . . . . . . .          1,825,000         2,004,105

   Water and Sewer 5%, 10/1/2010 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . .          7,320,000         7,667,993

Palm Beach County Housing Finance Authority, MFHR

   (Windsor Park Apartments Project) 5.85%, 12/1/2033  . . . . . . . . . . . . . . . . . .          1,500,000         1,564,680

Palm Beach County School District, Refunding 6%, 8/1/2006 (Insured; AMBAC) . . . . . . . .          1,000,000         1,080,360

Palm Beach County Solid Waste Authority, Revenue, Refunding

   5.50%, 10/1/2006 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,276,240

Pasco County, Water and Sewer Revenue, Refunding:

   5.50%, 10/1/2002 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,661,025

   5.40%, 10/1/2003 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,607,700

Polk County, Capital Improvement Revenue, Refunding

   6%, 12/1/2002 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,900,000         2,061,158

Punta Gorda, Utilities Revenue, Refunding 5.50%, 1/1/2002 (Insured; AMBAC) . . . . . . . .          1,315,000         1,386,786

Reedy Creek Improvement District, Utilities Revenue

   6.30%, 10/1/2003 (Insured; MBIA, Prerefunded 10/1/2001) (a) . . . . . . . . . . . . . .          1,000,000         1,080,870

Saint John's County, Water and Sewer Revenue, Refunding

   5%, 6/1/2008 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,020,000         1,087,391

Saint John's County Industrial Development Authority, HR

   (Flager Hospital Project) 5.80%, 8/1/2003 . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,061,250

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                   Principal

Long-Term Municipal Investments (continued)                                                         Amount             Value
-------------------------------------------------------                                          ____________      _____________

Florida (continued)

Saint Lucie County School District, Refunding 5.90%, 7/1/2002 (Insured; AMBAC) . . . . . .     $    1,780,000    $    1,910,652

Saint Petersburg, Public Improvement Revenue, Refunding

   6%, 2/1/2002 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,604,160

Sarasota County, Refunding:

   6.25%, 10/1/2004 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,505,000         1,630,141

   Utilities Systems Revenue 5.60%, 10/1/2004 (Insured; FGIC)  . . . . . . . . . . . . . .          2,345,000         2,524,111

Seminole County School District, Refunding 6%, 8/1/2003 (Insured; MBIA). . . . . . . . . .          2,500,000         2,731,075

Sunrise, Revenue:

  Public Facilities:

       6.20%, 10/1/2004 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,197,920

       6.50%, 10/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,111,210

   Utility System, Refunding 5.20%, 10/1/2005 (Insured; AMBAC) . . . . . . . . . . . . . .          1,395,000         1,496,082

Tallahassee, Health Facilities Revenue, Refunding

  (Tallahassee Memorial Regional Medical Center)

       5.50%, 12/1/2002 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,064,100

Tampa, Revenue:

   (Aquarium, Inc. Project) 7.25%, 5/1/2005 (Prerefunded 5/1/2002) (a) . . . . . . . . . .          1,200,000         1,349,232

   Health Systems (Catholic Health East) 5%, 11/15/2009 (Insured; MBIA)  . . . . . . . . .          1,000,000         1,059,700

   Refunding (Alleghany Health Systems - Saint Mary's)

       5.75%, 12/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,750,000         2,989,168

   Water and Sewer 6.30%, 10/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,590,000         1,739,063

Tampa Bay, Water Utility Systems Revenue, Refunding 5.125%, 10/1/2015 (Insured; FGIC). . .          3,205,000         3,309,130

Volusia County, Sales Tax Improvement Revenue, Refunding

   6.40%, 10/1/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,174,060

Volusia County Educational Facility Authority, Revenue

  (Embry-Riddle Aeronautical University):

       5.875%, 10/15/2002 (Insured; College Construction Loan Insurance Association) . . .          1,145,000         1,231,173

       6.10%, 10/15/2003 (Insured; College Construction Loan Insurance Association)  . . .          1,000,000         1,097,170

Volusia County Special Assessment (Bethune Beach Wastewater Project)

   6.875%, 7/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            795,000           858,791


U.S. Related--4.3%

Puerto Rico Commonwealth, Refunding 5.20%, 7/1/2003 (Insured; FSA) . . . . . . . . . . . .          5,000,000         5,311,500

Puerto Rico Commonwealth Highway and Transportation Authority:

   Highway Revenue 5.50%, 7/1/2013 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . .          2,500,000         2,769,800

   Transportation Revenue 5.25%, 7/1/2012 (Insured; MBIA)  . . . . . . . . . . . . . . . .          2,440,000         2,617,730

Virgin Islands Public Finance Authority, Revenue, Refunding 6%, 10/1/2004. . . . . . . . .          3,000,000         3,147,270

Virgin Islands Water and Power Authority, Water Systems Revenue

   7.20%, 1/1/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            400,000           416,744

                                                                                                                  _____________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $299,483,275). . . . . . . . . . . . . . . . .                         $318,140,470
                                                                                                                  _____________


DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                 Principal

Short-Term Municipal Investments--1.5%                                                             Amount            Value
-------------------------------------------------------                                          ____________     _____________

Florida:

Broward County, IDR, VRDN (Rex Three, Inc. Project) 3.70% (b). . . . . . . . . . . . . . .     $    2,815,000    $    2,815,000

Dade County Health Facilities Authority, HR,VRDN

   (Miami Children's Hospital Project) 4% (b)  . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

Jacksonville, PCR, Refunding, VRDN

   (Florida Power and Light Company Project) 4% (b)  . . . . . . . . . . . . . . . . . . .            100,000           100,000
                                                                                                                   _____________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $4,915,000) . . . . . . . . . . . . . . . . .                       $    4,915,000
                                                                                                                  _____________


TOTAL INVESTMENTS (cost $304,398,275). . . . . . . . . . . . . . . . . . . . . . . . . . .              98.2%      $323,055,470
                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.8%    $    6,033,745
                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $329,089,215
                                                                                                      _______     _____________

Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           MBIA        Municipal Bond Investors Assurance

COP         Certificate of Participation                                           Insurance Corporation

FGIC        Financial Guaranty Insurance Company                    MFHR        Multi-Family Housing Revenue

FSA         Financial Security Assurance                            MFMR        Multi-Family Mortgage Revenue

HR          Hospital Revenue                                        PCR         Pollution Control Revenue

IDR         Industrial Development Revenue                          RRR         Resources Recovery Revenue

LOC         Letter of Credit                                        VRDN        Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

_____                              ________                          __________________            ____________________

AAA                                Aaa                               AAA                                  69.9%

AA                                 Aa                                AA                                   19.5

A                                  A                                 A                                     3.2

BBB                                Baa                               BBB                                   2.6

F1+ & F1                           MIG1, VMIG1 & P1                  SP1 & A1                              1.5

Not Rated (c)                      Not Rated (c)                     Not Rated (c)                         3.3

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Securities payable on demand. Variable interest rate--subject to periodic change.

(c) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(d)  At December 31, 1998, 27.5% of the Fund's net assets are insured by MBIA.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                    Cost             Value
                                                                                                 ____________      ____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $304,398,275      $323,055,470

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,669,152

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            4,499,130

                                 Receivable for shares of Beneficial Interest subscribed . .                            103,876

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               27,240

                                                                                                                  _____________

                                                                                                                    329,354,868

                                                                                                                  _____________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              187,164

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               78,489

                                                                                                                  _____________

                                                                                                                        265,653

                                                                                                                  _____________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $329,089,215
                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $310,410,655

                                 Accumulated net realized gain (loss) on investments . . .                               21,365

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           18,657,195

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $329,089,215
                                                                                                                  _____________


SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                           24,217,010


NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $13.59

                                                                                                                        _______









                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                $17,227,774

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .         $  1,978,648

                                 Shareholder servicing costs--Note 3(b)  . . . . .              522,754

                                 Professional fees . . . . . . . . . . . . . . . .               42,551

                                 Trustees' fees and expenses--Note 3(c)  . . . . .               36,854

                                 Custodian fees  . . . . . . . . . . . . . . . . .               31,712

                                 Prospectus and shareholders' reports  . . . . . .               24,041

                                 Registration fees . . . . . . . . . . . . . . . .               12,605

                                 Loan commitment fees--Note 2  . . . . . . . . . .                1,146

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               26,594

                                                                                            ____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                  2,676,905

                                                                                                                  ____________



INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 14,550,869

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .          $ 2,698,862

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .           (1,349,171)

                                                                                           ____________



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                  1,349,691

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $15,900,560

                                                                                                                 ____________










                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Year Ended          Year Ended

                                                                                       December 31, 1998    December 31, 1997
                                                                                        _________________    _________________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 14,550,869         $ 15,775,429

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .          2,698,862            2,005,445

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .         (1,349,171)           3,874,947

                                                                                          _____________        _____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .         15,900,560           21,655,821

                                                                                          _____________  _____________


DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (14,499,533)         (15,826,765)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .         (2,678,501)          (1,112,980)
                                                                                          _____________        _____________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (17,178,034)         (16,939,745)
                                                                                          _____________        _____________


BENEFICIAL INTEREST TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .         40,889,385           41,255,788

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,540,231           11,285,112

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (74,027,049)         (93,192,124)
                                                                                          _____________        _____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . .        (21,597,433)         (40,651,224)
                                                                                          _____________        _____________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .        (22,874,907)         (35,935,148)


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        351,964,122          387,899,270
                                                                                          _____________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $329,089,215         $351,964,122
                                                                                          _____________        _____________


                                                                                             Shares               Shares
                                                                                          _____________        _____________

CAPITAL SHARE TRANSACTIONS:

   Shares sold   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,999,101            3,057,168

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . .            846,706              837,346

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (5,430,622)          (6,936,815)
                                                                                          _____________        _____________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . .         (1,584,815)          (3,042,301)
                                                                                          _____________        _____________









                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                   Year Ended December 31,
                                                                   ____________________________________________________________

PER SHARE DATA:                                             1998           1997          1996           1995         1994
                                                          _______        _______        _______        _______      _______
   Net asset value, beginning of period  . . . . . .       $13.64         $13.45         $13.62         $12.52       $13.85
                                                          _______        _______        _______        _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .          .60            .60            .61            .62          .66

   Net realized and unrealized gain (loss)
     on investments  . . . . . . . . . . . . . . . .          .06            .23           (.17)          1.10        (1.33)
                                                          _______        _______        _______        _______      _______

   TOTAL FROM INVESTMENT OPERATIONS  . . . . . . . .          .66            .83            .44           1.72         (.67)
                                                          _______        _______        _______        _______      _______

   Distributions:

   Dividends from investment income--net . . . . . .         (.60)          (.60)          (.61)          (.62)        (.65)

   Dividends from net realized gain on investments .         (.11)          (.04)            --             --           --

   Dividends in excess of net realized gain on investments     --             --             --             --         (.01)
                                                          _______        _______        _______        _______      _______

   TOTAL DISTRIBUTIONS . . . . . . . . . . . . . . .         (.71)          (.64)          (.61)          (.62)        (.66)
                                                          _______        _______        _______        _______      _______

   Net asset value, end of period  . . . . . . . . .       $13.59         $13.64         $13.45         $13.62       $12.52
                                                          _______        _______        _______        _______      _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .         4.98%          6.35%          3.35%         13.98%       (4.92%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .        .81%           .80%           .80%           .69%         .48%

   Ratio of net investment income
     to average net assets . . . . . . . . . . . . .         4.41%          4.43%          4.53%          4.70%        5.01%

   Decrease reflected in above expense ratios
     due to undertakings by the Manager  . . . . . .          --             --             --             .08%         .32%

   Portfolio Turnover Rate   . . . . . . . . . . . .        32.49%         19.68%         19.14%         25.00%       18.76%

   Net Assets, end of period (000's Omitted)   . . .     $329,089       $351,964       $387,899        $428,896     $409,361





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Florida Intermediate Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of Fund's shares, which are sold to the public without a sales charge.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $13,924 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed Funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  (B) Under the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 1998, the Fund was charged an aggregate of $314,866 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended December 31, 1998, the Fund was charged $124,734 pursuant to the transfer agency agreement.

  (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

(D) A 1% redemption fee is charged and retained by the Fund on shares redeemed within fifteen days following the date of issuance, including redemptions made through the use of the Fund Exchange privilege. During the period ended December 31, 1998, redemption fees retained by the Fund amounted to $293.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998
amounted    to    $104,430,771    and    $115,775,001,    respectively.

  At December 31, 1998, accumulated net unrealized appreciation on investments was $18,657,195 consisting of $18,950,427 gross unrealized appreciation and $293,232 gross unrealized depreciation.

  At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

  We have audited the accompanying statement of assets and liabilities of Dreyfus Florida Intermediate Municipal Bond Fund, including the statement of investments, as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Florida Intermediate Municipal Bond Fund at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.


New York, New York

February 1, 1999



DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  In accordance with Federal tax law, the Fund hereby makes the following designations regarding its fiscal year ended December 31, 1998:

  --all the dividends paid from investment income-net are "exempt-interest dividends" (not subject to regular Federal income tax and, for residents of Florida, not subject to taxation by Florida), and

  --the Fund hereby designates $.1137 per share as a long-term capital gain distribution of the $.1138 per share paid on December 9, 1998 and also designates $.0002 per share as a long-term capital gain distribution paid on July 7, 1998.

  As required by Federal tax law rules, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid for the 1998 calendar year on Form 1099-DIV which will be mailed by January 31, 1999.
                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS FLORIDA INTERMEDIATE

MUNICIPAL BOND FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                             740AR9812

Florida Intermediate

Municipal Bond

Fund

Annual Report

December 31, 1998